Employee Option Plans (Details 1) - Matrix [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Jan. 31, 2019	Apr. 30, 2015
Number of options
Outstanding at beginning of year	769,390
Exercised	563,878
Granted	1,520,000
Outstanding at end of year	1,725,512
Exercisable at end of year	51,378	1,440,000	1,850,000
Weighted average exercise price
Outstanding at beginning of year	$ 2.61
Exercised	3.65
Granted	11.16
Outstanding at end of year	10.17
Exercisable at end of year
Weighted average remaining contractual term (in years)
Outstanding	2 years 2 months 8 days
Exercised
Granted	5 years
Outstanding	3 years 8 months 23 days
Exercisable at end of year
Aggregate intrinsic value
Outstanding at beginning of year	$ 6,823
Exercised	5,272
Granted	213
Outstanding at end of year	17,153
Exercisable at end of year	$ 1,033